UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2022

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P 500® Index Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2022 (unaudited)
Sector	Percentage of Fund Investments
Technology	22.80%
Consumer, Non-cyclical	22.18
Financial	14.74
Communications	12.63
Consumer, Cyclical	8.99
Industrial	7.61
Energy	4.41
Utilities	3.05
Basic Materials	2.05
Government Money Market Mutual Funds	0.01
Short Term Investments	1.53
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 799.50	$0.71
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$0.80
Investor Class
Actual	$1,000.00	$ 798.30	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.56
* Expenses are equal to the Fund's annualized expense ratio of 0.16% for the Institutional Class shares and 0.51% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.02%
23,738	Air Products and Chemicals Inc	$ 5,708,514
12,098	Albemarle Corp	2,528,240
11,499	Celanese Corp	1,352,397
22,334	CF Industries Holdings Inc	1,914,694
80,105	Dow Inc	4,134,219
54,105	DuPont de Nemours Inc	3,007,156
14,404	Eastman Chemical Co	1,293,047
26,844	Ecolab Inc	4,127,533
13,308	FMC Corp	1,424,089
157,176	Freeport-McMoRan Inc	4,598,970
27,362	International Flavors & Fragrances Inc	3,259,361
39,870	International Paper Co	1,667,762
54,018	Linde PLC	15,531,796
27,335	LyondellBasell Industries NV Class A	2,390,719
39,657	Mosaic Co	1,873,000
85,375	Newmont Corp	5,094,326
28,526	Nucor Corp	2,978,400
24,664	PPG Industries Inc	2,820,082
25,848	Sherwin-Williams Co	5,787,626
		71,491,931
Communications — 12.45%
32,296	Alphabet Inc Class A(a)	70,381,381
29,607	Alphabet Inc Class C(a)	64,763,832
939,576	Amazon.com Inc(a)	99,792,367
24,321	Arista Networks Inc(a)	2,279,851
764,537	AT&T Inc	16,024,695
4,397	Booking Holdings Inc(a)	7,690,309
14,427	CDW Corp	2,273,118
12,419	Charter Communications Inc Class A(a)	5,818,674
445,907	Cisco Systems Inc	19,013,474
484,330	Comcast Corp Class A	19,005,109
79,507	Corning Inc	2,505,266
25,092	DISH Network Corp Class A(a)	449,900
59,951	eBay Inc	2,498,158
13,094	Etsy Inc(a)	958,612
16,107	Expedia Group Inc(a)	1,527,427
6,416	F5 Inc(a)	981,905
3,901	FactSet Research Systems Inc	1,500,208
34,151	Fox Corp Class A	1,098,296
16,582	Fox Corp Class B	492,485
40,716	Interpublic Group of Cos Inc	1,120,911
33,633	Juniper Networks Inc	958,540
100,027	Lumen Technologies Inc(b)	1,091,295
30,997	Match Group Inc(a)	2,160,181
247,216	Meta Platforms Inc Class A(a)	39,863,580
18,358	Motorola Solutions Inc	3,847,837
47,531	Netflix Inc(a)	8,311,746
41,806	News Corp Class A	651,337
12,161	News Corp Class B	193,238
61,067	NortonLifeLock Inc	1,341,031
Shares		Fair Value
Communications — (continued)
22,347	Omnicom Group Inc	$ 1,421,493
63,223	Paramount Global(a)	1,560,344
62,859	T-Mobile US Inc(a)	8,457,050
86,822	Twitter Inc(a)	3,246,275
10,067	VeriSign Inc(a)	1,684,511
449,450	Verizon Communications Inc(a)	22,809,587
194,922	Walt Disney Co(a)	18,400,637
238,697	Warner Bros Discovery Inc(a)	3,203,314
		439,377,974
Consumer, Cyclical — 8.86%
6,694	Advance Auto Parts Inc	1,158,665
13,521	Alaska Air Group Inc(a)	541,516
66,973	American Airlines Group Inc(a)(b)	849,218
29,784	Aptiv PLC(a)	2,652,861
2,128	AutoZone Inc(a)	4,573,327
27,386	Bath & Body Works Inc	737,231
23,339	Best Buy Co Inc	1,521,470
24,878	BorgWarner Inc	830,179
22,354	Caesars Entertainment Inc(a)	856,158
16,854	CarMax Inc(a)	1,524,950
82,601	Carnival Corp(a)(b)	714,499
3,032	Chipotle Mexican Grill Inc(a)	3,963,612
23,682	Copart Inc(a)	2,573,286
47,476	Costco Wholesale Corp	22,754,297
14,855	Cummins Inc	2,874,888
13,481	Darden Restaurants Inc	1,524,971
70,787	Delta Air Lines Inc(a)	2,050,699
24,434	Dollar General Corp	5,997,081
23,934	Dollar Tree Inc(a)	3,730,114
3,759	Domino's Pizza Inc	1,464,920
33,716	DR Horton Inc	2,231,662
62,959	Fastenal Co	3,142,913
421,121	Ford Motor Co	4,687,077
155,565	General Motors Co(a)	4,940,744
14,813	Genuine Parts Co	1,970,129
13,792	Hasbro Inc	1,129,289
30,055	Hilton Worldwide Holdings Inc	3,349,329
110,937	Home Depot Inc	30,426,691
35,976	Las Vegas Sands Corp(a)	1,208,434
28,414	Lennar Corp Class A	2,005,176
13,817	Live Nation Entertainment Inc(a)	1,141,008
27,410	LKQ Corp(a)	1,345,557
71,813	Lowe's Cos Inc	12,543,577
29,347	Marriott International Inc Class A	3,991,486
80,002	McDonald's Corp	19,750,894
41,391	MGM Resorts International	1,198,270
39,872	Newell Brands Inc	759,163
136,643	NIKE Inc Class B	13,964,915
47,126	Norwegian Cruise Line Holdings Ltd(a)	524,041
352	NVR Inc(a)	1,409,457
7,132	O'Reilly Automotive Inc(a)	4,505,712

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
38,195	PACCAR Inc	$ 3,144,976
16,672	Penn National Gaming Inc(a)	507,162
4,148	Pool Corp	1,456,902
26,977	PulteGroup Inc	1,069,099
7,663	PVH Corp	436,025
5,182	Ralph Lauren Corp	464,566
36,940	Ross Stores Inc	2,594,296
22,940	Royal Caribbean Cruises Ltd(a)	800,835
65,425	Southwest Airlines Co(a)	2,363,151
121,965	Starbucks Corp	9,316,906
28,272	Tapestry Inc	862,862
49,613	Target Corp	7,006,844
90,115	Tesla Inc(a)	60,685,243
127,793	TJX Cos Inc	7,137,239
12,561	Tractor Supply Co	2,434,950
5,664	Ulta Beauty Inc(a)	2,183,359
33,474	United Airlines Holdings Inc(a)	1,185,649
34,075	VF Corp	1,505,093
74,686	Walgreens Boots Alliance Inc	2,830,599
151,459	Walmart Inc	18,414,385
6,475	Whirlpool Corp(b)	1,002,783
4,524	WW Grainger Inc	2,055,841
11,102	Wynn Resorts Ltd(a)	632,592
30,581	Yum! Brands Inc	3,471,249
		312,682,072
Consumer, Non-Cyclical — 21.86%
189,318	Abbott Laboratories	20,569,401
189,275	AbbVie Inc	28,989,359
4,817	ABIOMED Inc(a)	1,192,256
8,079	Align Technology Inc(a)	1,912,057
195,195	Altria Group Inc	8,153,295
16,683	AmerisourceBergen Corp	2,360,311
57,289	Amgen Inc	13,938,414
60,403	Archer-Daniels-Midland Co	4,687,273
44,972	Automatic Data Processing Inc	9,445,919
8,574	Avery Dennison Corp	1,387,873
54,257	Baxter International Inc	3,484,927
30,489	Becton Dickinson and Co	7,516,453
15,416	Biogen Inc(a)	3,143,939
2,224	Bio-Rad Laboratories Inc Class A(a)	1,100,880
4,023	Bio-Techne Corp	1,394,533
152,564	Boston Scientific Corp(a)	5,686,060
228,487	Bristol-Myers Squibb Co	17,593,499
19,508	Brown-Forman Corp Class B	1,368,681
21,125	Campbell Soup Co	1,015,056
30,381	Cardinal Health Inc	1,588,015
19,968	Catalent Inc(a)	2,142,367
62,557	Centene Corp(a)	5,292,948
5,322	Charles River Laboratories International Inc(a)	1,138,748
25,259	Church & Dwight Co Inc	2,340,499
34,041	Cigna Corp	8,970,484
9,529	Cintas Corp	3,559,367
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
12,704	Clorox Co	$ 1,791,010
416,205	Coca-Cola Co	26,183,457
90,238	Colgate-Palmolive Co	7,231,673
49,686	Conagra Brands Inc	1,701,249
17,432	Constellation Brands Inc Class A	4,062,702
5,095	Cooper Cos Inc	1,595,346
79,207	Corteva Inc	4,288,267
140,522	CVS Health Corp	13,020,769
69,512	Danaher Corp	17,622,682
7,270	DaVita Inc(a)	581,309
22,522	DENTSPLY SIRONA Inc	804,711
41,644	Dexcom Inc(a)	3,103,727
66,844	Edwards Lifesciences Corp(a)	6,356,196
25,986	Elevance Health Inc(a)	12,540,324
85,004	Eli Lilly & Co	27,560,847
13,507	Equifax Inc	2,468,809
24,884	Estee Lauder Cos Inc Class A	6,337,208
8,544	FleetCor Technologies Inc(a)	1,795,180
8,799	Gartner Inc(a)	2,127,862
65,460	General Mills Inc	4,938,957
134,298	Gilead Sciences Inc	8,300,959
30,385	Global Payments Inc	3,361,796
25,498	HCA Healthcare Inc	4,285,194
14,175	Henry Schein Inc(a)	1,087,790
15,258	Hershey Co	3,282,911
26,220	Hologic Inc(a)	1,817,046
29,082	Hormel Foods Corp	1,377,324
13,761	Humana Inc	6,441,111
9,190	IDEXX Laboratories Inc(a)	3,223,209
16,783	Illumina Inc(a)	3,094,114
19,953	Incyte Corp(a)	1,515,829
38,301	Intuitive Surgical Inc(a)	7,687,394
20,644	IQVIA Holdings Inc(a)	4,479,542
11,256	J M Smucker Co	1,440,881
281,853	Johnson & Johnson	50,031,726
26,497	Kellogg Co	1,890,296
81,095	Keurig Dr Pepper Inc	2,869,952
36,402	Kimberly-Clark Corp	4,919,730
76,008	Kraft Heinz Co	2,898,945
70,337	Kroger Co	3,329,050
10,002	Laboratory Corp of America Holdings	2,344,069
14,660	Lamb Weston Holdings Inc	1,047,604
3,930	MarketAxess Holdings Inc	1,006,119
27,421	McCormick & Co Inc	2,282,798
15,999	McKesson Corp	5,219,034
143,952	Medtronic PLC	12,919,692
270,434	Merck & Co Inc	24,655,468
37,765	Moderna Inc(a)	5,394,730
6,061	Molina Healthcare Inc(a)	1,694,716
19,514	Molson Coors Beverage Co Class B	1,063,708
148,638	Mondelez International Inc Class A	9,228,933
41,385	Monster Beverage Corp(a)	3,836,390
17,353	Moody's Corp	4,719,495
36,644	Nielsen Holdings PLC	850,874

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
25,642	Organon & Co	$ 865,418
124,728	PayPal Holdings Inc(a)	8,711,004
148,116	PepsiCo Inc	24,685,013
13,096	PerkinElmer Inc	1,862,513
600,929	Pfizer Inc	31,506,708
165,929	Philip Morris International Inc	16,383,829
256,636	Procter & Gamble Co	36,901,691
15,844	Quanta Services Inc	1,985,887
12,513	Quest Diagnostics Inc	1,663,979
11,425	Regeneron Pharmaceuticals Inc(a)	6,753,660
15,869	ResMed Inc	3,326,619
11,327	Robert Half International Inc	848,279
23,871	Rollins Inc	833,575
37,253	S&P Global Inc	12,556,496
10,469	STERIS PLC	2,158,184
35,945	Stryker Corp	7,150,539
55,162	Sysco Corp	4,672,773
4,860	Teleflex Inc	1,194,831
42,187	Thermo Fisher Scientific Inc	22,919,353
32,004	Tyson Foods Inc Class A	2,754,264
7,503	United Rentals Inc(a)	1,822,554
100,837	UnitedHealth Group Inc	51,792,908
7,863	Universal Health Services Inc Class B	791,883
17,610	Verisk Analytics Inc	3,048,115
27,537	Vertex Pharmaceuticals Inc(a)	7,759,651
125,088	Viatris Inc	1,309,671
6,462	Waters Corp(a)	2,138,793
7,733	West Pharmaceutical Services Inc	2,338,227
23,097	Zimmer Biomet Holdings Inc	2,426,571
50,654	Zoetis Inc	8,706,916
		771,553,232
Energy — 4.35%
39,103	APA Corp	1,364,695
96,965	Baker Hughes Co(a)	2,799,379
211,075	Chevron Corp	30,559,438
138,515	ConocoPhillips	12,440,032
84,932	Coterra Energy Inc	2,190,396
68,605	Devon Energy Corp	3,780,822
17,671	Diamondback Energy Inc	2,140,842
13,926	Enphase Energy Inc(a)	2,718,912
62,642	EOG Resources Inc	6,918,182
453,258	Exxon Mobil Corp	38,817,015
97,164	Halliburton Co	3,047,063
30,070	Hess Corp	3,185,616
211,742	Kinder Morgan Inc	3,548,796
75,811	Marathon Oil Corp	1,704,231
57,901	Marathon Petroleum Corp	4,760,041
95,010	Occidental Petroleum Corp	5,594,189
48,896	ONEOK Inc	2,713,728
50,945	Phillips 66	4,176,981
24,308	Pioneer Natural Resources Co	5,422,629
150,250	Schlumberger NV	5,372,940
Shares		Fair Value
Energy — (continued)
5,545	SolarEdge Technologies Inc(a)	$ 1,517,556
44,139	Valero Energy Corp	4,691,093
131,243	Williams Cos Inc	4,096,094
		153,560,670
Financial — 14.53%
63,831	Aflac Inc	3,531,769
15,583	Alexandria Real Estate Equities Inc REIT	2,260,003
30,586	Allstate Corp	3,876,164
66,112	American Express Co	9,164,445
88,462	American International Group Inc	4,523,062
49,770	American Tower Corp REIT	12,720,714
11,766	Ameriprise Financial Inc	2,796,543
23,352	Aon PLC Class A	6,297,567
22,475	Arthur J Gallagher & Co	3,664,324
6,022	Assurant Inc	1,040,903
15,231	AvalonBay Communities Inc REIT	2,958,622
761,053	Bank of America Corp	23,691,580
82,144	Bank of New York Mellon Corp	3,426,226
194,211	Berkshire Hathaway Inc Class B(a)	53,023,487
15,266	BlackRock Inc	9,297,605
14,867	Boston Properties Inc REIT	1,322,866
23,794	Brown & Brown Inc	1,388,142
10,649	Camden Property Trust REIT	1,432,078
44,091	Capital One Financial Corp	4,593,841
11,037	Cboe Global Markets Inc	1,249,278
34,729	CBRE Group Inc Class A(a)	2,556,402
160,956	Charles Schwab Corp	10,169,200
46,325	Chubb Ltd	9,106,569
15,506	Cincinnati Financial Corp	1,844,904
212,456	Citigroup Inc	9,770,851
52,981	Citizens Financial Group Inc	1,890,892
38,478	CME Group Inc	7,876,447
13,838	Comerica Inc	1,015,432
46,273	Crown Castle International Corp REIT	7,791,448
30,543	Digital Realty Trust Inc REIT	3,965,398
30,977	Discover Financial Services	2,929,805
42,387	Duke Realty Corp REIT	2,329,166
9,641	Equinix Inc REIT	6,334,330
37,404	Equity Residential REIT	2,701,317
6,728	Essex Property Trust Inc REIT	1,759,439
4,125	Everest Re Group Ltd	1,156,155
14,043	Extra Space Storage Inc REIT	2,388,995
7,103	Federal Realty OP LP REIT	680,041
71,568	Fifth Third Bancorp	2,404,685
19,552	First Republic Bank	2,819,398
28,869	Franklin Resources Inc(b)	672,936
9,680	Globe Life Inc	943,510
36,344	Goldman Sachs Group Inc	10,794,895

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
35,912	Hartford Financial Services Group Inc	$ 2,349,722
55,750	Healthpeak Properties Inc REIT	1,444,483
74,345	Host Hotels & Resorts Inc REIT	1,165,730
151,314	Huntington Bancshares Inc	1,820,307
60,153	Intercontinental Exchange Inc	5,656,788
33,656	Invesco Ltd	542,871
30,665	Iron Mountain Inc REIT	1,493,079
316,399	JPMorgan Chase & Co	35,629,691
98,926	KeyCorp	1,704,495
69,361	Kimco Realty Corp REIT	1,371,267
18,272	Lincoln National Corp	854,581
21,023	Loews Corp	1,245,823
18,803	M&T Bank Corp	2,997,010
54,055	Marsh & McLennan Cos Inc	8,392,039
92,401	Mastercard Inc Class A	29,150,667
75,341	MetLife Inc	4,730,661
12,723	Mid-America Apartment Communities Inc REIT	2,222,326
151,772	Morgan Stanley	11,543,778
12,151	Nasdaq Inc	1,853,514
21,959	Northern Trust Corp	2,118,604
45,075	PNC Financial Services Group Inc	7,111,483
25,819	Principal Financial Group Inc	1,724,451
62,567	Progressive Corp	7,274,665
79,226	Prologis Inc REIT	9,320,939
40,010	Prudential Financial Inc	3,828,157
16,333	Public Storage REIT	5,106,839
19,158	Raymond James Financial Inc	1,712,917
63,861	Realty Income Corp REIT	4,359,152
15,953	Regency Centers Corp REIT	946,172
98,737	Regions Financial Corp	1,851,319
11,870	SBA Communications Corp REIT	3,798,994
6,488	Signature Bank	1,162,714
35,500	Simon Property Group Inc REIT	3,369,660
40,455	State Street Corp	2,494,051
6,455	SVB Financial Group(a)	2,549,660
58,929	Synchrony Financial	1,627,619
24,869	T Rowe Price Group Inc	2,825,367
25,807	Travelers Cos Inc	4,364,738
142,917	Truist Financial Corp	6,778,553
32,395	UDR Inc REIT	1,491,466
144,581	US Bancorp	6,653,618
43,994	Ventas Inc REIT	2,262,611
103,718	VICI Properties Inc REIT	3,089,759
177,555	Visa Inc Class A	34,958,804
16,524	Vornado Realty Trust REIT	472,421
22,614	W R Berkley Corp	1,543,632
406,765	Wells Fargo & Co	15,932,985
46,601	Welltower Inc REIT	3,837,592
82,305	Weyerhaeuser Co REIT	2,725,942
11,939	Willis Towers Watson PLC(a)	2,356,639
Shares		Fair Value
Financial — (continued)
16,629	Zions Bancorp NA	$ 846,416
		512,828,205
Industrial — 7.49%
61,184	3M Co	7,917,822
14,313	A O Smith Corp	782,635
31,389	Agilent Technologies Inc	3,728,072
9,378	Allegion PLC	918,106
157,802	Amcor PLC	1,961,479
25,430	AMETEK Inc	2,794,503
64,635	Amphenol Corp Class A	4,161,201
33,785	Ball Corp(a)	2,323,395
58,673	Boeing Co(a)	8,021,773
89,755	Carrier Global Corp	3,200,663
57,915	Caterpillar Inc	10,352,885
13,625	CH Robinson Worldwide Inc	1,381,166
238,871	CSX Corp	6,941,591
30,027	Deere & Co	8,992,186
15,131	Dover Corp	1,835,693
42,676	Eaton Corp PLC	5,376,749
63,896	Emerson Electric Co	5,082,288
17,406	Expeditors International of Washington Inc	1,696,389
26,399	FedEx Corp	5,984,917
37,071	Fortive Corp	2,015,921
14,197	Fortune Brands Home & Security Inc	850,116
15,716	Garmin Ltd	1,544,097
6,529	Generac Holdings Inc(a)	1,374,877
24,808	General Dynamics Corp	5,488,770
117,697	General Electric Co	7,493,768
73,425	Honeywell International Inc	12,761,999
40,135	Howmet Aerospace Inc	1,262,246
4,178	Huntington Ingalls Industries Inc	910,052
7,861	IDEX Corp	1,427,793
30,617	Illinois Tool Works Inc	5,579,948
42,240	Ingersoll Rand Inc	1,777,459
13,479	Jacobs Engineering Group Inc(a)	1,713,585
8,792	JB Hunt Transport Services Inc	1,384,476
76,745	Johnson Controls International PLC	3,674,551
19,056	Keysight Technologies Inc(a)	2,626,870
20,785	L3Harris Technologies Inc	5,023,735
25,417	Lockheed Martin Corp	10,928,293
6,900	Martin Marietta Materials Inc	2,064,756
25,279	Masco Corp	1,279,117
2,405	Mettler-Toledo International Inc(a)	2,762,792
5,886	Mohawk Industries Inc(a)	730,394
5,649	Nordson Corp	1,143,584
25,546	Norfolk Southern Corp	5,806,350
15,567	Northrop Grumman Corp	7,449,899
9,725	Old Dominion Freight Line Inc	2,492,323
44,194	Otis Worldwide Corp	3,123,190
10,028	Packaging Corp of America	1,378,850

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Industrial — (continued)
14,040	Parker-Hannifin Corp	$ 3,454,542
17,505	Pentair PLC	801,204
159,773	Raytheon Technologies Corp	15,355,783
21,753	Republic Services Inc	2,846,815
12,785	Rockwell Automation Inc	2,548,178
16,036	Sealed Air Corp	925,598
5,459	Snap-on Inc	1,075,587
16,856	Stanley Black & Decker Inc	1,767,520
35,506	TE Connectivity Ltd	4,017,504
4,802	Teledyne Technologies Inc(a)	1,801,278
23,406	Textron Inc	1,429,404
24,578	Trane Technologies PLC	3,191,945
5,751	TransDigm Group Inc(a)	3,086,389
25,524	Trimble Inc(a)	1,486,263
68,265	Union Pacific Corp	14,559,559
78,065	United Parcel Service Inc Class B	14,249,985
13,968	Vulcan Materials Co	1,984,853
41,319	Waste Management Inc	6,320,981
19,250	Westinghouse Air Brake Technologies Corp	1,580,040
27,619	Westrock Co	1,100,341
18,885	Xylem Inc(a)	1,476,429
		264,583,522
Technology — 22.47%
67,664	Accenture PLC Class A	18,786,910
83,409	Activision Blizzard Inc	6,494,225
50,502	Adobe Inc(a)	18,486,762
175,028	Advanced Micro Devices Inc(a)	13,384,391
16,891	Akamai Technologies Inc(a)	1,542,655
55,640	Analog Devices Inc	8,128,448
9,026	ANSYS Inc(a)	2,159,832
1,650,756	Apple Inc	225,691,360
94,543	Applied Materials Inc	8,601,522
23,750	Autodesk Inc(a)	4,084,050
44,204	Broadcom Inc	21,474,745
12,017	Broadridge Financial Solutions Inc	1,713,023
29,904	Cadence Design Systems Inc(a)	4,486,497
14,339	Ceridian HCM Holding Inc(a)	675,080
13,078	Citrix Systems Inc	1,270,789
56,688	Cognizant Technology Solutions Corp Class A	3,825,873
26,057	DXC Technology Co(a)	789,788
29,438	Electronic Arts Inc(a)	3,581,133
5,881	EPAM Systems Inc(a)	1,733,601
65,835	Fidelity National Information Services Inc	6,035,094
63,619	Fiserv Inc(a)	5,660,182
73,045	Fortinet Inc(a)	4,132,886
135,084	Hewlett Packard Enterprise Co	1,791,214
112,951	HP Inc	3,702,534
435,960	Intel Corp	16,309,264
96,013	International Business Machines Corp	13,556,076
Shares		Fair Value
Technology — (continued)
30,316	Intuit Inc	$ 11,684,999
7,718	Jack Henry & Associates Inc	1,389,394
16,378	KLA Corp	5,225,892
14,740	Lam Research Corp	6,281,451
14,660	Leidos Holdings Inc	1,476,409
59,585	Microchip Technology Inc	3,460,697
119,886	Micron Technology Inc	6,627,298
802,636	Microsoft Corp	206,141,004
4,852	Monolithic Power Systems Inc	1,863,362
8,527	MSCI Inc Class A(a)	3,514,403
22,921	NetApp Inc	1,495,366
268,896	NVIDIA Corp	40,761,945
28,544	NXP Semiconductors NV	4,225,368
47,779	ON Semiconductor Corp(a)	2,403,762
169,752	Oracle Corp	11,860,572
34,630	Paychex Inc	3,943,318
4,908	Paycom Software Inc(a)	1,374,829
10,927	PTC Inc(a)	1,161,977
11,496	Qorvo Inc(a)	1,084,303
120,659	QUALCOMM Inc	15,412,981
11,332	Roper Technologies Inc	4,472,174
106,708	Salesforce Inc(a)	17,611,088
21,501	Seagate Technology Holdings PLC	1,536,031
21,412	ServiceNow Inc(a)	10,181,834
17,082	Skyworks Solutions Inc	1,582,477
16,436	Synopsys Inc(a)	4,991,613
16,978	Take-Two Interactive Software Inc(a)	2,080,314
17,064	Teradyne Inc	1,528,081
98,877	Texas Instruments Inc	15,192,451
4,224	Tyler Technologies Inc(a)	1,404,396
31,699	Western Digital Corp(a)	1,421,066
5,523	Zebra Technologies Corp Class A(a)	1,623,486
		793,112,275
Utilities — 3.00%
68,930	AES Corp	1,448,219
26,289	Alliant Energy Corp	1,540,798
28,184	Ameren Corp	2,546,706
53,923	American Electric Power Co Inc	5,173,373
19,968	American Water Works Co Inc	2,970,639
14,746	Atmos Energy Corp	1,653,027
67,436	CenterPoint Energy Inc	1,994,757
29,962	CMS Energy Corp	2,022,435
38,587	Consolidated Edison Inc	3,669,624
33,715	Constellation Energy Corp	1,930,521
86,721	Dominion Energy Inc	6,921,203
21,287	DTE Energy Co	2,698,127
82,355	Duke Energy Corp	8,829,280
41,669	Edison International	2,635,148
22,145	Entergy Corp	2,494,413
24,049	Evergy Inc	1,569,197
37,692	Eversource Energy	3,183,843

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Utilities — (continued)
105,128	Exelon Corp	$ 4,764,401
61,047	FirstEnergy Corp	2,343,594
210,072	NextEra Energy Inc	16,272,177
39,415	NiSource Inc	1,162,348
24,404	NRG Energy Inc	931,501
11,334	Pinnacle West Capital Corp	828,742
78,763	PPL Corp	2,136,840
54,973	Public Service Enterprise Group Inc	3,478,691
34,190	Sempra Energy	5,137,731
113,465	Southern Co	8,091,189
34,526	WEC Energy Group Inc	3,474,697
58,735	Xcel Energy Inc	4,156,089
		106,059,310
TOTAL COMMON STOCK — 97.03% (Cost $2,230,807,052)		$3,425,249,191
GOVERNMENT MONEY MARKET MUTUAL FUNDS
39,000	BlackRock FedFund Institutional Class(c), 1.32%(d)	39,000
75,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 1.38%(d)	75,000
116,000	Morgan Stanley Liquidity Government Portfolio Institutional Class(c), 1.38%(d)	116,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.00%(e) (Cost $230,000)		$ 230,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.41%
$49,900,000	Federal Home Loan Bank(f) 1.01%, 07/01/2022	$ 49,900,000
Repurchase Agreements — 0.10%
863,048	Undivided interest of 0.79% in a repurchase agreement (principal amount/value $108,943,097 with a maturity value of $108,947,788) with RBC Capital Markets Corp, 1.55%, dated 6/30/22 to be repurchased at $863,048 on 7/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.88%, 8/16/22 - 5/20/52, with a value of $111,121,960.(c)	863,048
863,048	Undivided interest of 0.80% in a repurchase agreement (principal amount/value $108,359,862 with a maturity value of $108,364,527) with Bank of America Securities Inc, 1.55%, dated 6/30/22 to be repurchased at $863,048 on 7/1/22 collateralized by Government National Mortgage Association securities, 1.00% - 8.50%, 1/20/24 - 6/20/52, with a value of $110,527,059.(c)	863,048
863,048	Undivided interest of 1.69% in a repurchase agreement (principal amount/value $51,006,030 with a maturity value of $51,008,198) with Scotia Capital (USA) Inc, 1.53%, dated 6/30/22 to be repurchased at $863,048 on 7/1/22 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 7.00%, 2/15/24 - 1/20/64, with a value of $52,028,378.(c)	863,048

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 814,862	Undivided interest of 1.74% in a repurchase agreement (principal amount/value $46,928,436 with a maturity value of $46,930,457) with Bank of Montreal, 1.55%, dated 6/30/22 to be repurchased at $814,862 on 7/1/22 collateralized by various U.S. Government Agency securities, 2.00% - 5.50%, 5/1/35 - 5/20/72, with a value of $47,867,005.(c)	$ 814,862
		3,404,006
TOTAL SHORT TERM INVESTMENTS — 1.51% (Cost $53,304,006)		$ 53,304,006
TOTAL INVESTMENTS — 98.54% (Cost $2,284,341,058)		$3,478,783,197
OTHER ASSETS & LIABILITIES, NET — 1.46%		$ 51,387,383
TOTAL NET ASSETS — 100.00%		$3,530,170,580
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2022.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 30, 2022.
(e)	Represents less than 0.005% of net assets.
(f)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
LP	Limited Partnership
REIT	Real Estate Investment Trust
At June 30, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	556	USD	105,348,100	September 2022	$704,277
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2022 (Unaudited)
Great-West S&P 500® Index Fund
ASSETS:
Investments in securities, fair value (including $3,472,946 of securities on loan)(a)	$3,475,379,191
Repurchase agreements, fair value(b)	3,404,006
Cash	45,613,020
Cash pledged on futures contracts	7,814,496
Dividends receivable	2,704,974
Subscriptions receivable	3,184,521
Total Assets	3,538,100,208
LIABILITIES:
Payable for director fees	7,369
Payable for other accrued fees	55,161
Payable for shareholder services fees	753,846
Payable to investment adviser	440,420
Payable upon return of securities loaned	3,634,006
Redemptions payable	2,156,176
Variation margin on futures contracts	882,650
Total Liabilities	7,929,628
NET ASSETS	$3,530,170,580
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$22,567,042
Paid-in capital in excess of par	2,325,047,041
Undistributed/accumulated earnings	1,182,556,497
NET ASSETS	$3,530,170,580
NET ASSETS BY CLASS
Investor Class	$2,552,458,245
Institutional Class	$977,712,335
CAPITAL STOCK:
Authorized
Investor Class	400,000,000
Institutional Class	500,000,000
Issued and Outstanding
Investor Class	100,654,928
Institutional Class	125,015,488
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$25.36
Institutional Class	$7.82
(a) Cost of investments	$2,280,937,052
(b) Cost of repurchase agreements	$3,404,006
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2022 (Unaudited)
Great-West S&P 500® Index Fund
INVESTMENT INCOME:
Income from securities lending	$3,377
Dividends	29,583,683
Foreign withholding tax	(7,094)
Total Income	29,579,966
EXPENSES:
Management fees	2,783,431
Shareholder services fees – Investor Class	4,891,672
Shareholder services fees – Class L(a)	2,493
Audit and tax fees	15,684
Custodian fees	22,506
Director's fees	16,269
Distribution fees – Class L(a)	1,764
Legal fees	2,437
Pricing fees	785
Registration fees	173,871
Shareholder report fees	10,421
Transfer agent fees	6,374
Other fees	7,974
Total Expenses	7,935,681
Less amount waived by investment adviser	1,186
Net Expenses	7,934,495
NET INVESTMENT INCOME	21,645,471
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	4,568,440
Net realized loss on futures contracts	(14,691,339)
Net Realized Loss	(10,122,899)
Net change in unrealized depreciation on investments	(882,283,840)
Net change in unrealized depreciation on futures contracts	(648,803)
Net Change in Unrealized Depreciation	(882,932,643)
Net Realized and Unrealized Loss	(893,055,542)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(871,410,071)
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West S&P 500® Index Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$21,645,471	$33,622,507
Net realized gain (loss)	(10,122,899)	178,901,467
Net change in unrealized appreciation (depreciation)	(882,932,643)	620,063,452
Net Increase (Decrease) in Net Assets Resulting from Operations	(871,410,071)	832,587,426
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(5,856,245)	(126,845,573)
Class L(a)	-	(157,002)
Institutional Class	(14,809,312)	(195,213,453)
From Net Investment Income and Net Realized Gains	(20,665,557)	(322,216,028)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	478,244,051	1,520,310,190
Class L(a)	44,394	424,218
Institutional Class	123,650,493	163,191,968
Shares issued in reinvestment of distributions
Investor Class	5,856,245	126,845,573
Class L(a)	-	157,002
Institutional Class	14,809,312	195,213,453
Shares redeemed
Investor Class	(376,857,928)	(668,037,156)
Class L(a)	(2,251,562)	(179,535)
Institutional Class	(101,405,349)	(413,389,432)
Net Increase in Net Assets Resulting from Capital Share Transactions	142,089,656	924,536,281
Total Increase (Decrease) in Net Assets	(749,985,972)	1,434,907,679
NET ASSETS:
Beginning of Period	4,280,156,552	2,845,248,873
End of Period	$3,530,170,580	$4,280,156,552
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	16,622,780	50,415,677
Class L(a)	2,053	19,617
Institutional Class	13,956,319	16,178,537
Shares issued in reinvestment of distributions
Investor Class	230,379	4,011,970
Class L(a)	-	6,911
Institutional Class	1,888,943	19,276,283
Shares redeemed
Investor Class	(13,068,309)	(22,701,018)
Class L(a)	(109,671)	(8,655)
Institutional Class	(11,072,954)	(40,693,697)
Net Increase	8,449,540	26,505,625
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2022(Unaudited)	$31.84	0.15	(6.57)	(6.42)	(0.06)	—	(0.06)	$25.36	(20.17%) (d)
12/31/2021	$26.10	0.26	7.06	7.32	(0.11)	(1.47)	(1.58)	$31.84	28.20%
12/31/2020	$24.05	0.32	3.88	4.20	(0.18)	(1.97)	(2.15)	$26.10	17.77%
12/31/2019	$19.33	0.34	5.61	5.95	(0.16)	(1.07)	(1.23)	$24.05	30.84%
12/31/2018	$22.46	0.33	(1.41)	(1.08)	(0.18)	(1.87)	(2.05)	$19.33	(4.89%)
12/31/2017	$19.04	0.31	3.71	4.02	(0.18)	(0.42)	(0.60)	$22.46	21.18%
Institutional Class
6/30/2022(Unaudited)	$ 9.93	0.06	(2.05)	(1.99)	(0.12)	—	(0.12)	$ 7.82	(20.05%) (d)
12/31/2021	$ 9.11	0.13	2.43	2.56	(0.27)	(1.47)	(1.74)	$ 9.93	28.66%
12/31/2020	$ 9.72	0.16	1.53	1.69	(0.33)	(1.97)	(2.30)	$ 9.11	18.27%
12/31/2019	$ 8.48	0.18	2.45	2.63	(0.32)	(1.07)	(1.39)	$ 9.72	31.18%
12/31/2018	$11.17	0.20	(0.69)	(0.49)	(0.33)	(1.87)	(2.20)	$ 8.48	(4.50%)
12/31/2017	$ 9.80	0.20	1.90	2.10	(0.31)	(0.42)	(0.73)	$11.17	21.61%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/30/2022(Unaudited)	$2,552,458	0.51% (f)	0.51% (f)	1.04% (f)	1% (d)
12/31/2021	$3,083,911	0.51%	0.51%	0.88%	9%
12/31/2020	$1,700,372	0.52%	0.52%	1.31%	4%
12/31/2019	$1,455,201	0.52%	0.52%	1.50%	4%
12/31/2018	$1,382,201	0.51%	0.51%	1.44%	4%
12/31/2017	$1,738,709	0.54%	0.54%	1.47%	4%
Institutional Class
06/30/2022(Unaudited)	$ 977,712	0.16% (f)	0.16% (f)	1.33% (f)	1% (d)
12/31/2021	$1,193,786	0.16%	0.16%	1.24%	9%
12/31/2020	$1,143,162	0.17%	0.17%	1.67%	4%
12/31/2019	$1,163,391	0.17%	0.17%	1.85%	4%
12/31/2018	$1,043,651	0.16%	0.16%	1.79%	4%
12/31/2017	$1,193,956	0.20%	0.20%	1.82%	4%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-five funds. Interests in the Great-West S&P 500® Index Fund (the Fund) are included herein.
The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500® Composite Stock Price Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. Class L shares were previously offered but were redesignated into Investor Class shares on April 22, 2022. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2022

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Semi-Annual Report - June 30, 2022

As of June 30, 2022, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2022 were as follows:
Federal tax cost of investments	$2,297,177,387
Gross unrealized appreciation on investments	1,461,991,620
Gross unrealized depreciation on investments	(279,681,533)
Net unrealized appreciation on investments	$1,182,310,087
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Semi-Annual Report - June 30, 2022

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 397 futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2022 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$704,277 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2022 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(14,691,339)	Net change in unrealized depreciation on futures contracts	$(648,803)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.21% of the Fund’s average daily net assets up to $1 billion dollars, 0.16% of the Fund’s average daily net assets over $1 billion dollars, 0.11% of the Fund’s average daily net assets over $2 billion dollars, and 0.09% of the average daily net assets over $3 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.23% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The

Semi-Annual Report - June 30, 2022

agreement's current term ends on April 30, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2022, the amounts subject to recoupment were as follows:
Expires December 31, 2024	Expires June 30, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$1,708	$1,186	$0
The Adviser and Great-West Funds entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.0075% of the net assets.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Class L shares of the Fund were redesignated into Investor Class on April 22, 2022.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. Prior to April 22, 2022, the Fund had entered into a plan of distribution which provided for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provided for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. Class L shares of the Fund were redesignated into Investor Class shares on April 22, 2022.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $690,500 for the fiscal period ended June 30, 2022.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $148,662,716 and $34,429,532, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2022, the Fund had securities on loan valued at $3,472,946 and received collateral as reported on the Statement of Assets and Liabilities of

Semi-Annual Report - June 30, 2022

$3,634,006 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2022, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued.
Effective August 1, 2022, Empower renamed certain operating companies within its corporate group to include “Empower” in the legal name. In addition, the Great-West S&P 500® Index Fund changed its name to the Empower S& P 500® Index Fund on August 1, 2022.

Semi-Annual Report - June 30, 2022

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2022 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2021 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 16, 2022. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2022 (the “April Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West S&P 500 Index Fund, a series of the Company (the “Fund,” and together with the Company’s other series, the “Great-West Funds”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Irish Life Investment Managers Limited (the “Sub-Adviser” or “ILIM”), with respect to the Fund. (GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). ILIM is an affiliate of GWCM and GWL&A.)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. GWCM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 23, 2022 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that GWCM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of GWCM—which does not have its own employees—pursuant to an agreement between GWCM and Empower. (Empower is a wholly-owned subsidiary of GWL&A; references herein to personnel, services, activities and resources of GWCM should be understood generally as including Empower.)

The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent strategic initiatives, progress on implementation of an enhanced trade order management system and various other projects and GWCM’s efforts generally to ensure that third-party programs and vendors used to service the Fund—including for purposes of regulatory compliance support—are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility and economic developments and changing circumstances in the mutual fund industry. In this regard, the Board received and considered information furnished by each adviser on the impacts of the coronavirus (COVID-19) outbreak on each adviser generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) 500® Index (the “Index”). Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2021 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2021. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class were in the third, fourth, fourth and fourth quintiles of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2021, respectively (the first quintile being the best performers and the fifth quintile being the worst performers), with specific rankings in the 55th, 64th, 66th and 62nd percentiles of its performance universe, respectively. However, the Board also noted that the annualized returns of the Fund’s Institutional Class were above its performance universe median for each period reviewed, ranking in first, second and second quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2021, respectively.
In evaluating the performance data, the Board considered the expectations of shareholders and that the Fund is not actively managed, and thus, the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Board was the extent to which the Fund achieved its objective to provide investment results that, before fees and expenses, track the total return of the Index. Therefore, the Board focused its attention primarily on the Fund’s performance relative to the Index and the impact of expenses to such relative performance, noting that, for each period reviewed, the Fund’s Investor Class approximated the Index and the Fund’s Institutional Class approximated or outperformed the Index.

In evaluating the performance results, the Board took into account the Sub-Adviser’s approach to managing indexed investment portfolios, the organization, composition and experience of its investment personnel and its operational risk controls, among other things. The Board also considered GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was GWCM’s assessment that the Fund meets expectations with respect to its investment objective and that GWCM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2023, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratio for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that although the total annual operating expense ratio of the Fund’s Investor Class was higher than the peer group median contractual management fee, ranking in the fifth quintile (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), the Contractual Management Fee for the Investor Class was below the peer group median contractual management fee. For the Fund’s Institutional Class, the Board observed that while the Contractual Management Fee was above the peer group median contractual management fee, the total annual operating expense ratio was below the median of its peer group, ranking in the second quintile. In addition, the Board considered the Independent Consultant’s opinion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by ILIM to GWCM for the other series of the Company sub-advised by ILIM, including other equity index funds and an international equity fund (as to a sleeve of the fund) (collectively, the “ILIM Sub-Advised Funds”). The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to GWCM for the Fund is consistent with pricing for mandates of similar size and services.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser.

With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its prior discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also noted its discussion with GWCM representatives at the March Meeting regarding the impact of the methodology adjustment to GWCM’s 2021 profitability and GWCM’s confirmation that no further methodology adjustments were made in 2021.
The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board considered that, as noted earlier, the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased. The Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by GWCM, which indicated that such portion was below that of the Fund’s peer group. Furthermore, the Board considered that the sub-advisory fee under the Sub-Advisory Agreement is paid by GWCM out of the management fee it receives under the Advisory Agreement, which, as noted, includes breakpoints.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future.
The Board noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement, effective April 29, 2020 (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the

Shareholder Services Agreement—an assessment that included, among other things, reviews of: service metrics data; the nature and quality of shareholder services; fees retained by Empower and those paid to third-party providers; and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by GWCM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 23, 2022